Bank Borrowings	12 Months Ended
Jun. 30, 2025
Bank borrowings [Abstract]
Bank borrowings

Note 9. Bank borrowings

		As of June 30,
		2025	2024
Loan I	(a)	$27,995	$83,104
Loan II	(b)	200,640	226,377
Loan III	(c)	203,466	224,718
Total bank borrowings		$432,101	$534,199

(a)	On December 15, 2021, the Company borrowed a term loan from a financial institution in the amount of HKD2,050,000 (approximately $264,000) (“Loan I”), which is repayable by 60 monthly installments in average amount of HKD36,888 (approximately $4,800) with the first installment to be paid on January 15, 2021. The loan bears an annual interest rate at the Hong Kong Prime Rate minus 2.5%. For the years ended June 30, 2025 and 2024, effective interest rates for this loan were 2.31% and 2.98% per annum, respectively. The loan was secured by joint personal guarantee provided by Ms. Nana CHAN, shareholder of BUUU and Suk Ling CHEUNG, spouse of Wai Kwong POON who is the shareholder of BUUU.

(b)	On August 30, 2022, the Company borrowed a term loan from a financial institution in the amount of HKD2,100,000 (approximately $268,000) (“Loan II”), which is repayable by 120 monthly installments in average amount of HKD20,831 (approximately $2,700) with the first installment to be paid on September 30, 2022. The loan bears an annual interest rate at the Hong Kong Prime Rate minus 2.5%. For the years ended June 30, 2025 and 2024, effective interest rates for this loan were 3.06% and 3.47% per annum, respectively. The loan was secured by joint personal guarantee provided by Ms. Nana CHAN, shareholder of BUUU and Suk Ling CHEUNG, spouse of Wai Kwong POON who is the shareholder of BUUU.

(c)	On February 27, 2023, the Company borrowed a term loan from a financial institution in the amount of HKD1,805,000 (approximately $230,000) (“Loan III”), which is repayable by 132 monthly installments in average amount of HKD16,808 (approximately $2,100) with the first installment to be paid on March 27, 2023. The loan bears an annual interest rate at the Hong Kong Prime Rate minus 2.5%. For the years ended June 30, 2025 and 2024, effective interest rates for this loan were 3.09% and 3.61% per annum, respectively. The loan was secured by joint personal guarantee provided by Ms. Nana CHAN, shareholder of BUUU, Suk Ling CHEUNG, spouse of Wai Kwong POON who is the shareholder of BUUU and Sze Ho LI, minority shareholder of BU Workshop.

All of these term loan agreements contain a repayable on demand clause that these loans shall be immediately due and payable by the Company on demand by the bank at any time. Therefore, as of June 30, 2025 and 2024, the outstanding balance of bank borrowings was classified as current liability on the Company’s consolidated balance sheets. For the year ended June 30, 2025, 2024 and 2023, interest expense of $15,829, $21,028 and $14,644 were recorded as finance costs, respectively.